Recent Authoritative Guidance (Q1)	3 Months Ended
Mar. 31, 2020
Accounting Changes and Error Corrections [Abstract]
Recent Authoritative Guidance
Note 3 — Recent Authoritative Guidance

In June 2016, FASB amended the guidance for the measurement of credit losses on receivables and certain other assets. In-scope items for Cleco include unbilled revenue, trade receivables, notes receivables, other accounts receivables, and guarantees. The guidance requires use of a current expected loss model, which may result in earlier recognition of credit losses. Effective January 1, 2020, Cleco adopted the amended guidance using the prospective transition method. Adoption of this standard resulted in a $0.1 million increase in credit loss reserves related to unbilled revenue and trade receivables. The current expected credit loss model did not impact reserves related to any other in-scope items. For more information on Cleco’s accounting for credit losses, see Note 1 — “Summary of Significant Accounting Policies — Reserves for Credit Losses.”

In August 2018, FASB issued guidance that allows for the deferral of certain implementation costs incurred in a cloud computing arrangement. Effective January 1, 2020, Cleco adopted the guidance using the prospective transition method. Adoption of this guidance did not materially impact the Registrants’ results of operations, financial condition, or cash flows.

In March 2020, FASB issued amendments that are elective and apply to all entities, subject to meeting certain criteria, for the contract modifications or hedging relationships that are referencing LIBOR or another reference rate expected to be discontinued due to reference rate reform. The amendments include a general principal that permits an entity to consider contract modifications due to reference rate reform to be an event that does not require contract remeasurement at the modification date or reassessment of a previous accounting determination. The amendment became effective March 12, 2020. Management is evaluating this guidance and the impact it may have on the Registrants’ results of operations, financial condition, or cash flows.